Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 15, 2012	Jun. 30, 2011
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	SWX
Entity Registrant Name	SOUTHWEST GAS CORP
Entity Central Index Key	0000092416
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		46,093,472
Entity Well-known Seasoned Issuer	Yes
Entity Public Float			$ 1,771,400,314
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No